Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash paid:
Income taxes	$ 145,687	$ 207,265	$ 161,671
Interest	236,446	190,949	186,280
Non-cash investing and financing activities:
Fixed assets under capital lease obligations	35,764	3,983
Assets exchanged for equity investments			2,618
Assets received for additional noncontrolling interests			51
Issuance of noncontrolling interests		$ 1,139